Capital risk	12 Months Ended
Dec. 31, 2024
Capital Risk

9. Capital risk

As of December 31, 2024, there was no administrative regulatory authority for the microfinance industry at the national level. According to the Guiding Opinions on the Pilot Operation of Microfinance Companies, jointly issued by the CBRC and the PBOC on May 4, 2008, any provincial government that is able to assign a department, financial office or other similar authority to take charge of the supervision and administration of microfinance companies and is willing to assume the responsibility of risk management of microfinance companies may formulate pilot rules and measures in relation to the incorporation of such companies within the province, autonomous region or municipalities directly under the PRC government. Therefore, the microfinance industry in the PRC is primarily regulated by the financial offices and other similar authorities of the provincial governments of the relevant provinces.

In Hubei Province, the Microfinance Work Joint Session and its office are the regulatory authorities for microfinance companies in Hubei Province. Pursuant to the Measures for Administration of Pilot Scheme on Microfinance Companies in Hubei Province issued on May 13, 2009, the Microfinance Work Joint Session is responsible for the organization, coordination, administration, supervision, regulation, and the promotion of the pilot work of microfinance companies. The Microfinance Work Joint Session consists of the Financial Office of the Hubei Province People’s Government, Hubei Province Administration for Industry and Commerce, Hubei Bureaus of the CBRC, Hubei Branch of the PBOC and the Public Security of Hubei Province.

On February 6, 2013, the Company’s former variable interest entity, Hubei Chutian Microfinance Co., Ltd (“VIE”), was issued an Official Reply (E Jin Ban Fa No. [2013]14) by the Financial Office of People’s Government of Hubei, which approved VIE under the pilot program as a microfinance company, as proposed by the Wuchang People’s Government.